Neuberger&Berman
INTERNATIONAL TRUST(SERVICEMARK)

      A NO-LOAD EQUITY FUND
--------------------------------------------------------------------------------

      Neuberger&Berman INTERNATIONAL TRUST (the "Fund") seeks long-term capital appreciation through a diversified portfolio consisting primarily of equity securities of foreign issuers.

      YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

--------------------------------------------------------------------------------

      The Fund, which is a series of Neuberger&Berman Equity Trust (the "Trust"), invests all of its net investable assets in Neuberger&Berman International Portfolio (the "Portfolio") of Global Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3, and "Information Regarding Organization, Capitalization, and Other Matters," on page 20.

      Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 31, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

         PROSPECTUS DATED DECEMBER 31, 1997, AS AMENDED MAY 22, 1998

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


SUMMARY.....................................................................3
      The Fund and Portfolio; Risk Factors..................................3
      Management............................................................4
      The Neuberger&Berman Investment Approach..............................4

EXPENSE INFORMATION.........................................................6
      Shareholder Transaction Expenses......................................6
      Annual Fund Operating Expenses........................................6
      Example...............................................................7

INVESTMENT PROGRAM..........................................................8
      Special Considerations of Mid-Cap Company Stocks......................9
      Short-Term Trading; Portfolio Turnover................................9
      Borrowings............................................................9
      Other Investments....................................................10

PERFORMANCE INFORMATION....................................................11
      Total Return Information.............................................11

SHAREHOLDER SERVICES.......................................................12
      How To Buy Shares....................................................12
      How To Sell Shares...................................................12
      Exchanging Shares....................................................13

SHARE PRICES AND NET ASSET VALUE...........................................14

DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES..................................15
      Distribution Options.................................................15
      Taxes ...............................................................15

MANAGEMENT AND ADMINISTRATION..............................................17
      Trustees and Officers................................................17
      Investment Manager, Administrator, Distributor, and Sub-Adviser......17
      Expenses.............................................................18
      Transfer Agent.......................................................19

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS......20
      The Fund.............................................................20
      The Portfolio........................................................21

DESCRIPTION OF INVESTMENTS.................................................23

DIRECTORY..................................................................30

FUNDS ELIGIBLE FOR EXCHANGE................................................31

SUMMARY

      THE FUND AND PORTFOLIO; RISK FACTORS
--------------------------------------------------------------------------------

      The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                 ----------------------------------------------
                 :                SHAREHOLDERS                :
                 ----------------------------------------------
                                       : BUY SHARES IN
                 ----------------------------------------------
                 :                    FUND                    :
                 ----------------------------------------------
                                       : INVESTS IN
                 ----------------------------------------------
                 :                  PORTFOLIO                 :
                 ----------------------------------------------
                                       : INVESTS IN
                 ----------------------------------------------
                 :          STOCKS & OTHER SECURITIES         :
                 ----------------------------------------------


      The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page
20. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 8 and "Description of Investments" on page 23.

      Here is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.

================================================================================
NEUBERGER&BERMAN
EQUITY TRUST         INVESTMENT STYLE  PORTFOLIO CHARACTERISTICS
================================================================================
INTERNATIONAL TRUST  Broadly           Seeks long-term capital appreciation
                     diversified,      by investing primarily in foreign
                     medium- to        stocks, both in developed economies
                     large-cap         and in emerging markets.  Portfolio
                     international     manager seeks undervalued companies in
                     equity fund.      countries with strong potential for
                     Capitalization    growth.
                     is determined in
                     relation to the
                     principal market
                     in which
                     securities are
                     traded.
================================================================================

      MANAGEMENT
--------------------------------------------------------------------------------

      N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 17. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds(REGISTERED) made available through an Institution, see "Shareholder Services - How to Buy Shares" on page 12, "Shareholder Services - How to Sell Shares" on page 12, and "Shareholder Services - Exchanging Shares" on page 13, and the policies of the Institution through which you are purchasing shares.

      THE NEUBERGER&BERMAN INVESTMENT APPROACH
--------------------------------------------------------------------------------

      The Portfolio uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

      Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

EXPENSE INFORMATION

      This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.


      SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

      As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

      Sales Charge Imposed on Purchases                     NONE
      Sales Charge Imposed on Reinvested Dividends          NONE
      Deferred Sales Charges                                NONE
      Redemption Fees                                       NONE
      Exchange Fees                                         NONE


      ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

      The following table shows anticipated annual operating expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.

      The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon current administration fees for the Fund and current management fees for the Portfolio and the current expense reimbursement undertaking. For more information, see "Management and Administration" and the SAI.

      The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are estimated amounts for the Fund and the Portfolio for the current fiscal year and assume average daily net assets of $25,000,000. There can be no assurance that the Fund will achieve that asset level. All expenses are factored into the Fund's share prices and dividends and are not charged directly to Fund shareholders.

                        MANAGEMENT AND    12B-1       OTHER         TOTAL
NEUBERGER&BERMAN        ADMINISTRATION     FEES     EXPENSES      OPERATING
EQUITY TRUST                 FEES                  (ESTIMATED)     EXPENSES
-------------------------------------------------------------------------------

INTERNATIONAL TRUST         1.05%*         None       0.75%         1.80%*

*Reflects N&B Management's expense reimbursement undertaking described below.

      As set forth in "Expenses" on page 18, N&B Management has voluntarily undertaken to reimburse the Fund if its Total Operating Expenses exceed certain limits. Absent the reimbursement, Management and Administration Fees and Total Operating Expenses would be 1.25% and 2.00%, respectively, of the Fund's average daily net assets.

      For more information, see "Expenses" on page 18.

      EXAMPLE
--------------------------------------------------------------------------------

      To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

NEUBERGER&BERMAN
EQUITY TRUST                        1 YEAR            3 YEARS
-------------------------------------------------------------

INTERNATIONAL TRUST                  $18                $57

      The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

INVESTMENT PROGRAM

      The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 23.

      Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

      Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.

      The investment objective of the Portfolio and Fund is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.

      The Portfolio invests primarily in equity securities of medium- to large-capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Portfolio's assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan.

      The Portfolio may invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers.

      Because the Portfolio invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. Most of the securities held by the Portfolio are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values.

      The Portfolio may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), swaps, and short selling for hedging purposes and in an attempt to realize income. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes. The use of these strategies may entail special risks.

      For more information, see "Special Considerations of Mid-Cap Company Stocks" below and "Description of Investments" on page 23.

      SPECIAL CONSIDERATIONS OF MID-CAP COMPANY STOCKS
--------------------------------------------------------------------------------

      Investments in stocks of medium-capitalization companies ("mid-cap companies") may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies ("large-cap companies").

However, mid-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Portfolio would be reflected in the Fund's net asset value. Mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

      SHORT-TERM TRADING; PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

      Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rate of the Portfolio normally will not exceed 100%.

      BORROWINGS
--------------------------------------------------------------------------------

      The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

      The Portfolio may borrow money from banks to facilitate transactions that it enters into for hedging purposes, which is a form of leverage. This leverage may amplify the gains and losses on the Portfolio's investments and changes in the net asset value of the Fund's shares. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Portfolio will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Portfolio may pledge assets in connection with permitted borrowings.

      OTHER INVESTMENTS
--------------------------------------------------------------------------------

      For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. The Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

PERFORMANCE INFORMATION

      The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

      An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

      As of the date of this Prospectus, the Fund has no past performance. However, a mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds"), which has a name similar to the Fund and the same investment objective, policies, and limitations as the Fund ("Sister Fund"), also invests in the Portfolio. The following table shows the average annual total returns of the Sister Fund for the 1-year period ended August 31, 1997 and for the period from June 15, 1994 (commencement of operations) to August 31, 1997. The table also shows a comparison with the EAFE(REGISTERED) Index. The EAFE(REGISTERED) Index is the Morgan Stanley Capital International Europe, Australasia, Far East Index, an unmanaged index of non-U.S. equity market performance. Please note that an index does not take into account any fees or expenses of investing in the individual securities that it tracks.


                          AVERAGE ANNUAL TOTAL RETURNS
                   (PERFORMANCE RESULTS OF THE SISTER FUND)

                                  PERIODS ENDED
                                 AUGUST 31, 1997
                     --------------------------------------
                                               SINCE             INCEPTION
                           1 YEAR            INCEPTION             DATE
--------------------------------------------------------------------------------
INTERNATIONAL             +24.71%             +13.33%             6/15/94

EAFE(REGISTERED) INDEX     +9.36              +6.82*                N/A

*  From the inception date of the Sister Fund.


      TOTAL RETURN INFORMATION. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

SHAREHOLDER SERVICES

      HOW TO BUY SHARES
--------------------------------------------------------------------------------

      YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.

      Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be purchased at that day's price. Prices for Fund shares are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

      Other Information:

      o An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.
      o The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services -- Exchanging Shares."
      o   The Fund does not issue certificates for shares.
      o Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

      HOW TO SELL SHARES
--------------------------------------------------------------------------------

      You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be sold at that day's price. Prices for Fund shares are calculated as of the close of trading on the NYSE, usually 4 p.m. Eastern time.

      Other Information:

      o Redemption proceeds will be paid to Institutions as agreed with N&B Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.
      o The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.
      o Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.

      EXCHANGING SHARES
--------------------------------------------------------------------------------

      Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

      o Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

      o An exchange can be made only into a fund whose shares are eligible for sale in the state where the Institution is located.
      o   An exchange may have tax consequences.
      o The Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.
      o The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE

      The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      The Portfolio values equity securities at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value.

      The Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

      If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

      The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by the Portfolio.

      DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

      REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

      DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

      TAXES
--------------------------------------------------------------------------------

      An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

      TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December should take this into account.

      For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding period.

      Every January, the Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Each Institution will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and
(2) capital gain distributions broken down in a manner that will enable investors or their tax advisers to determine the appropriate rate of capital gains tax on such distributions.

      TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rate applicable to an investor's holding period and tax bracket.

      When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.

      OTHER.   Every  January,   Institutions   will  receive  a  consolidated
transaction statement for the previous year.

      Each Institution is required annually to send each investor in its account a statement showing the investor's distribution and transaction information for the previous year. The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

      The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

      TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

      The trustees of the Trust and the trustees of Managers Trust have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. All trustees of Managers Trust also serve as trustees of the Trust.

      INVESTMENT MANAGER, ADMINISTRATOR,
      DISTRIBUTOR, AND SUB-ADVISER
--------------------------------------------------------------------------------

      N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $21.2 billion as of September 30, 1997.

      As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $54.1 billion of assets as of September 30, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

      State Street Cayman Trust Company, Ltd., located in George Town, Grand Cayman, Cayman Islands, British West Indies, provides certain administrative, fund accounting and transfer agency services for the Portfolio, which has its principal offices in the Cayman Islands.

      Valerie Chang is manager of the Portfolio. Ms. Chang, an Assistant Vice President of N&B Management and an assistant portfolio manager for the Portfolio from December 1996 until June 1997, has been responsible for the management of the Portfolio since June 1997. She served in the investment banking division of Salomon Brothers and Morgan Stanley & Co., Inc. from 1993 until 1995 and as a senior securities analyst for TIAA/CREF from 1995 until December 1996.

      Neuberger&Berman may act as broker for the Portfolio in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

      The  principals  and  employees  of  Neuberger&Berman   and  officers  and
employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

      To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.

      YEAR 2000. Like other financial and business organizations, the Fund and Portfolio could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Fund's and Portfolio's other service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Portfolio purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and Portfolio.

      EXPENSES
--------------------------------------------------------------------------------

      N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. The Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $1.5 billion.

      N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

      The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page ___.

      See  "Expense   Information  --  Annual  Fund   Operating   Expenses"  for
information about how these fees and expenses may affect the value of your investment.

      N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses divided by the Fund's average daily net assets for the year. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.

      TRANSFER AGENT
--------------------------------------------------------------------------------

      The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS

      THE FUND
--------------------------------------------------------------------------------

      The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.

      DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.

      THE PORTFOLIO
--------------------------------------------------------------------------------

      The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of March 18, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust currently has one operating Portfolio. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

      FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund invests all of its net investable assets in the Portfolio. The shares of the Sister Fund are available for purchase by members of the general public. The Fund does not sell its shares directly to members of the general public.

      The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the Sister Fund) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the Sister Fund) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.

      The trustees of the Trust believe that investment in the Portfolio by the Sister Fund or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

      In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.

      ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

      FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities.

      The Portfolio invests primarily in foreign securities. The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S.
banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose the Portfolio to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision of issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Portfolio between different countries; difficulties in invoking legal process and enforcing contractual obligations abroad; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also may involve higher brokerage and custodial expenses than investment in domestic securities.

      In addition, investing in foreign securities may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations (or other foreign or U.S. laws or restrictions applicable to such investments) and devaluations of foreign currencies. Some foreign currencies may be volatile. A decline in the exchange rate between the U.S. dollar and another currency will reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, the Portfolio generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency.

      All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

      JAPANESE INVESTMENTS. From time to time, the Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

      OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      FOREIGN CURRENCY TRANSACTIONS. The Portfolio may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates. The Portfolio may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Portfolio may also enter into contracts to sell foreign currencies to protect against a decline in the value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar.

      The Portfolio may also enter into forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. The Portfolio may also engage in proxy-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Proxy-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.

      PUT AND CALL OPTIONS ON FOREIGN CURRENCIES, SECURITIES, AND SECURITIES INDICES. The Portfolio may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use options on foreign currencies to proxy-hedge. In addition, the Portfolio may purchase put and call options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered illiquid and subject to the restriction on illiquid securities.

      To realize greater income than would be realized on portfolio securities transactions alone, the Portfolio may purchase and write put and call options on any securities in which it may invest or options on any securities index based on securities in which the Portfolio may invest.

      The Portfolio will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost. The Portfolio pays brokerage commissions or spreads in


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connection with its options transactions,  as well as for purchases and sales of underlying securities or currencies. The use of options could result in significant increases in the Portfolio's turnover rate.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices and may purchase and sell options on such contracts on both U.S. and foreign exchanges. The Portfolio may engage in such transactions for hedging or non-hedging purposes. When the Portfolio purchases or sells a futures contract it generally becomes obligated to accept or make delivery of the currencies or securities underlying the contract at a specified price at a specified future time. The obligations of the parties under a futures contract are often closed out before the delivery date.

      GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. The primary risks in using put and call options, futures contracts, options on futures contracts, and forward contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; and (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When the Portfolio uses Financial Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.

      SHORT SALES. The Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that N&B Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

      The Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      The Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Portfolio commits to purchase securities at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in the Fund's NAV.

      REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank, a foreign bank or a U.S. branch or agency of a foreign bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend


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


portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

      REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. In such a transaction, the Portfolio sells a security to a bank or securities dealer and simultaneously agrees to repurchase it at a higher price on a specific date. The Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Such transactions may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage.

      OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National
Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation),
Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      The Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. The Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings is included in the Appendix to the SAI.

      The Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


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



DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY  10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800




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




FUNDS ELIGIBLE FOR EXCHANGE
EQUITY TRUSTS
Neuberger&Berman Focus Trust
Neuberger&Berman Guardian Trust
Neuberger&Berman Manhattan Trust
Neuberger&Berman Partners Trust
Neuberger&Berman Socially
  Responsive Trust

INCOME TRUST
Neuberger&Berman Limited Maturity Bond Trust





Neuberger&Berman,  Neuberger&Berman  Management Inc., and the above-named  Funds
are  registered   trademarks  or  service  marks  of  Neuberger&Berman,  LLC  or
Neuberger&Berman Management Inc.
(COPYRIGHT)1997 Neuberger&Berman Management Inc.



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